Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue for Customers Located in United States	All of the Company’s revenue for the periods presented was generated from customers located in the United States.
	For the Years Ended December 31,
	2025	2024
Services	$347,814	$172,661
Products	5,456,554	-
Total Revenue	$5,804,369	$172,661